Share-Based Compensation (Narrative) (Details) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 03, 2016 CNY (¥) shares	Feb. 23, 2017 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 ¥ / shares	Dec. 31, 2014 ¥ / shares	Feb. 23, 2017 $ / shares	Mar. 03, 2016 $ / shares	Aug. 14, 2015 $ / shares	May 05, 2015 shares
Share-Based Compensation [Line Items]
Weighted average grant date fair value | ¥ / shares						¥ 13.43	¥ 13.32
Unrecognized compensation expense, recognition period	2 years 10 months 20 days	1 year 11 months 12 days
Description and terms of unissued shares reserved under the Plan			In July 2016, the Group made amendment to the 2015 plan that if on December 31 of each year beginning in 2016, the unissued shares reserved under the 2015 Plan account for less than 1.5% of the then total issued and outstanding shares on an as-converted basis, then on the first day of the next calendar year, the number of shares reserved for future issuances under the 2015 Plan shall be automatically increased to 1.5% of the then total issued and outstanding shares.
Allocated Share-based Compensation Expense			¥ 75,862	¥ 58,231	¥ 34,185
Share-based Payment Award, Options, Outstanding | shares	2,098,111	1,306,743
Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost	¥ 3,432	¥ 6,321	12,347
Share-based Payment Award, Compensation Cost	956
Nonvested Awards, Compensation Cost Not yet Recognized	2,476	6,026	125,045
Unrecognized compensation costs	¥ 2,476	¥ 6,026	¥ 125,045
2014 Plan [Member]
Share-Based Compensation [Line Items]
Shares authorized | shares			20,331,467
2015 Plan [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation expense, recognition period			2 years 8 months 8 days
Shares authorized | shares											4,400,000
Minimum [Member]
Share-Based Compensation [Line Items]
Weighted Average Exercise Price Outstanding | $ / shares								$ 0.0001	$ 0.0001	$ 1.5
Minimum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period			1 year
Maximum [Member]
Share-Based Compensation [Line Items]
Weighted Average Exercise Price Outstanding | $ / shares								$ 1.5	$ 1.5	$ 2.87
Maximum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period			4 years
Restricted share units [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation expense			¥ 1,609
Unrecognized compensation expense, recognition period			2 months 12 days
Restricted share units [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted | shares			1,186,014
Management and employees | Restricted share units [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted | shares			1,186,014	1,548,747